SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Equipment and Software, Net (Details) - CNY (¥) ¥ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Dec. 31, 2021
Asset Acquisition
Total consideration for Type 1 and Type 2 License		¥ 13.2
An insurance brokerage licensee company
Business Acquisition
Cash paid for acquisition	¥ 15.5
Fair value of assets acquired	53.8
Fair value of liabilities assumed	38.3
Goodwill	¥ 4.8
Building
Property, equipment and software, net
Useful life (in years)			20 years
Estimate residual value (as a percent)			5.00%
Computer and transmission equipment
Property, equipment and software, net
Useful life (in years)			3 years
Furniture and office equipment
Property, equipment and software, net
Useful life (in years)			5 years
Estimate residual value (as a percent)			5.00%
Software | Minimum
Property, equipment and software, net
Useful life (in years)			1 year
Software | Maximum
Property, equipment and software, net
Useful life (in years)			5 years